Property, Plant and Equipment - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Rate of capitalization	8.47%	9.70%	10.33%
Amount capitalized	$ 1,080	$ 867	$ 949